Business Combination and Disposal - Additional Information (Details)				12 Months Ended
	Oct. 16, 2022 USD ($)	Oct. 16, 2022 CAD ($)	Feb. 10, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Impairment of asset sale and purchase agreement	$ 3,790,340	$ 5,150,000
Assets held for sale	3,203,557
Impairment loss on assets held for sale				$ (15,346,119)
Canadian Cannabis
Business Acquisition [Line Items]
Expected cost to sell Canadian cannabis disposal group asset	$ 586,783
Sprout Foods, Inc.
Business Acquisition [Line Items]
Minority ownership percentage			49.90%	49.90%
Sprout
Business Acquisition [Line Items]
Business acquisition, date of acquisition			Feb. 10, 2021
Equity interest acquired			50.10%
Sprout | Sprout Call Option
Business Acquisition [Line Items]
Value of asset			$ 5,523,255
Discount rate			8.90%
Market price description			To establish the market price, the multiples selected were 2.3x for revenues and 12.0x for EBITDA, based on analysis of average and median industry multiples, and were adjusted to consider a 20% discount; the multiples to be used as per the contract are 3.0x for revenues and 15.0x for EBITDA, weighted at 50%
Fair value of asset remeasured				$ 0	$ 0
(Loss) gain on re-measurement of revaluation of derivatives					$ 5,598,198